EQUIPMENT FOR LEASE	12 Months Ended
Dec. 31, 2019
Property, Plant and Equipment [Abstract]
EQUIPMENT FOR LEASE

NOTE 2 – EQUIPMENT FOR LEASE

During the years ended December 31, 2019 and 2018, the Company capitalized $177,021 and $0, respectively, in connection with the certification and production of the VerifyMe Beeper and the VeriPAS™ Smartphone Authenticator technology. The Company will depreciate the equipment for lease over its useful life of five years.  As the equipment became available at the end of 2019, there is $0 depreciation for each of the years ended December 31, 2019 and 2018, respectively.